Stock-based Compensation - Performance Share Unit Awards - Activity (Details) - Performance Share Unit Awards - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Awards
Unvested at the beginning of the period (in shares)	586,331
Granted (in shares)	599,447
Forfeited (in shares)	(60,064)
Vested (in shares)	(183,641)
Unvested at the end of the period (in shares)	942,073	586,331
Weighted Average Grant Date Fair Value per Share
Unvested at the beginning of the period (in dollars per share)	$ 13.08
Granted (in dollars per share)	4.37	$ 9.44	$ 19.91
Forfeited (in dollars per share)	12.20
Vested (in dollars per share)	19.91
Unvested at the end of the period (in dollars per share)	$ 6.25	$ 13.08